SIGNIFICANT ACCOUNTING POLICIES - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
Significant Accounting Policies [Line Items]
Significant Accounting Policies

2.           SIGNIFICANT ACCOUNTING POLICIES

In January 2019, the Company’s Board of Directors approved changing the Company’s fiscal year end to December 31 of each calendar year from March 31. These consolidated financial statements are for the nine-month period of April 1, 2018 through December 31, 2018.

Principles of Consolidation — The consolidated financial statements include the Company’s controlled subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. The consolidated financial statements are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues or additional sources of cash and expenses or additional uses of cash during the reporting period. Actual results could differ from those estimates. Significant estimates include vessel valuations, the valuation of amounts due from charterers, residual value of vessels, useful life of vessels, the fair value of time charter contracts acquired, the fair value of derivative instruments and potential litigation claims and settlements.

Cash and Cash Equivalents, and Restricted Cash — The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents.

The following table provides a reconciliation of Cash and cash equivalents and Restricted cash reported within the consolidated balance sheets that sum to the total of the amounts shown in the consolidated statements of cash flows for the nine months ended December 31, 2018 and the years ended March 31, 2018 and 2017:

	December 31,	March 31,	March 31,
	2018	2018	2017
Cash and cash equivalents	$83,053,722	$79,339,584	$64,350,323
Restricted cash	5,104,167	5,000,000	5,000,000
Total Cash and cash equivalents, and Restricted cash shown in the consolidated statements of cash flows	$88,157,889	$84,339,584	$69,350,323

Amounts included in restricted cash represent those required to be set aside by the $66 Facility, as defined in Note 7 below. The restriction will lapse when the related long-term debt is paid off.

Due from Charterers — Net — Due from charterers — net includes accounts receivable from charterers, net of the provision for doubtful accounts and reimbursable costs the Company incurred on behalf of its charterers. However, there is always the possibility of dispute over terms and payment of hires and freights. In particular, disagreements may arise concerning the responsibility of lost time and revenue. Accordingly, the Company periodically assesses the recoverability of amounts outstanding and estimates a provision if there is a reasonable possibility of non-recoverability. At December 31, 2018 and March 31, 2018, the Company had reserves of  $1,961,660 and $524,131, respectively, against its Due from charterers balance associated with demurrage and deviation income.

Included in the standard time charter contracts with the Company’s customers are certain performance parameters, which, if not met, can result in customer claims. The Company monitors the vessels’ performances. As of December 31, 2018 and March 31, 2018, there were no customer claims or instances that resulted in the need for reserves related to unmet performance parameters.

Inventories — Inventories consist of bunkers and lubricants on board the vessels at the balance sheet dates. These inventories are stated at cost and determined on a first-in, first-out basis.

Vessels — Net — Vessels are recorded at cost. Depreciation is computed on a straight-line basis over the estimated useful life of the asset, up to the asset’s estimated salvage value. The estimated useful life of a vessel is 25 years from the vessel’s initial delivery from the shipyard. Salvage value is based upon a vessel’s lightweight tonnage multiplied by an estimated scrap rate of  $300 per ton.

Expenditures for maintenance, repairs and minor renewals are expensed as incurred. Capital expenditures for significant improvements and new equipment are capitalized and are depreciated over the shorter of the capitalized asset’s life or the remaining life of the vessel.

Interest costs, which includes deferred financing charges and commitment fees, incurred during the construction of vessels (until the vessel is substantially complete and ready for its intended use) are capitalized. The Company capitalizes interest costs that are attributable to amounts advanced for vessels under construction. Where a loan is directly attributable to vessels under construction, the interest is capitalized in full. Where the advances for vessels under construction are not financed with a loan, capitalized interest attributed to these amounts is based on the weighted average interest rate for the period. During the year ended March 31, 2017, interest costs of  $865,888 were capitalized in relation to the construction of vessels. There were no interest costs capitalized during the nine months ended December 31, 2018 or year ended March 31, 2018.

For the nine months ended December 31, 2018 and the years ended March 31, 2018 and 2017, depreciation expense related to Vessels was $58,920,098,  $79,123,574 and $75,908,353 respectively. During the nine months ended December 31, 2018 and the year ended March 31, 2018, the Company disposed of vessel equipment, which resulted in a loss of  $34,058 and $217,886, respectively. There was no vessel equipment disposed of during the year ended March 31, 2017.

Other Property — Net — Other property includes software and office furniture and equipment, and is depreciated on a straight-line basis over the estimated useful life of the asset, which ranges from three to five years. For the nine months ended December 31, 2018 and the years ended March 31, 2018 and 2017, depreciation expense related to Other property was $183,321,  $70,919 and $28,913, respectively. During the nine months ended December 31, 2018 and the years ended March 31, 2018 and 2017, the Company disposed of Other property no longer in use, which was fully depreciated.

Impairment of Long-Lived Assets — The Company follows FASB ASC Subtopic 360‑10‑05, Accounting for the Impairment or Disposal of Long-lived Assets, which requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. The Company evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events have occurred that would require modification to the carrying values or their useful lives. In evaluating useful lives and carrying values of long-lived assets, the Company reviews certain indicators of potential impairment, such as vessel appraisals, business plans and overall market conditions. An impairment loss on long-lived assets is recognized when indicators of potential impairment are present and the carrying amount of the long-lived asset is greater than its fair value and not believed to be recoverable. In determining future benefits derived from use of long-lived assets, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets. If the carrying value of the asset, including any related intangible assets and liabilities, exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value.

When comparing the book value of the long-lived assets to their lower market price as of December 31, 2018, it was determined that an indicator of impairment was present. Accordingly, the Company performed an undiscounted cash flow test based as of December 31, 2018, determining undiscounted projected net operating cash flows for the vessels and comparing them to the carrying values of the vessels, and any related intangible assets and liabilities. In developing estimates of future cash flows, the Company made assumptions about future charter rates, utilization rates, vessel operating expenses, future dry docking costs and the estimated remaining useful life of the vessels. These assumptions are based on historical trends as well as future expectations that are in line with the Company’s historical performance and expectations for the vessels’ utilization under the current deployment strategy. Based on these assumptions, the Company determined that the vessels held for use and their related intangible assets were not impaired as of December 31, 2018.

Deferred Financing Costs — Net — Deferred financing costs include fees, legal expenses and other costs associated with securing loan facilities and lines of credit. The costs are amortized over the life of the related debt and are recorded to Interest expense in the consolidated statements of operations. Debt issuance costs related to loan facilities are recorded as a reduction in the carrying amount of the related debt liability within the Company’s consolidated balance sheets. Debt issuance costs related to lines of credit are recorded to Deferred financing costs — net on the Company’s consolidated balance sheets.

Deferred Drydocking Costs — Net — The Company uses the deferral method of accounting for drydocking costs. Under the deferral method, drydocking costs are deferred and amortized on a straight-line basis over the period to the next anticipated drydock, which is estimated to be approximately 30 to 60 months. The Company capitalizes the costs associated with drydocking as they occur and amortizes these costs on a straight-line basis over the period between drydockings. Deferred drydocking costs include direct costs incurred as part of the drydock to meet regulatory requirements, or costs that add economic life to the vessel, increase the vessel’s earnings capacity or improve the vessel’s efficiency. Direct costs include shipyard costs as well as the costs of placing the vessel in the shipyard. Expenditures for normal maintenance and repairs, whether incurred as part of the drydock or not, are expensed as incurred. If the vessel is drydocked earlier than originally anticipated, any remaining deferred drydock costs that have not been amortized are expensed at the beginning of the next drydock. For the nine months ended December 31, 2018 and the years ended March 31, 2018 and 2017, $6,997,951,  $7,430,037 and $5,111,125, respectively, of amortization of Deferred drydocking costs was recorded to Depreciation and amortization expense in the consolidated statements of operations.

Deferred Charter Hire Revenue — Deferred charter hire revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as Revenue in the consolidated statements of operations when earned.

Revenue and Voyage Expense Recognition — Revenues are generated from time charters, voyage charters and pool revenues.

Time Charters — Revenues from the time chartering of vessels are recognized on a straight-line basis over the periods of such charter agreements as service is performed. When the time charter contains a profit-sharing agreement, the Company recognizes the profit-sharing or contingent revenue only after meeting a determinable threshold, which is set forth in the time charter agreement. Amounts receivable arising from profit-sharing arrangements are accrued based on the actual results of the voyages recorded as of the reporting date once the threshold is met. In time charters, there are certain other non-specified voyage expenses such as commissions, which are typically borne by the Company. These expenses are recognized when incurred.

Voyage Charters — Under a voyage charter contract, the revenues are recognized on a pro rata basis based on the relative transit time in each period. The period over which voyage revenues are recognized commences at the time the vessel departs from its last discharge port and ends at the time the discharge of cargo at the next discharge port is completed. The Company does not begin recognizing revenue until a charter has been agreed to by the customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. The Company does not recognize revenue when a vessel is off hire. Estimated losses on voyages are provided for in full at the time such losses become evident. Voyage expenses primarily include only those specific costs borne by the Company in connection with voyage charters that would otherwise have been borne by the charterer under time charter agreements. These expenses principally consist of fuel, canal and port charges, which are recognized as incurred. Demurrage income represents payments or amounts due from charterer to the vessel owner when loading and discharging time exceed the stipulated time in a voyage charter. Demurrage income is measured in accordance with the provisions of the respective charter agreements and the circumstances under which demurrage claims arise, and is recognized on a pro rata basis over the length of the voyage to which it pertains.

Pool Revenues — During the years ended March 31, 2018 and 2017, the Company employed some of its vessels in vessel pools. None of the Company’s vessels operated in pools during the nine months ended December 31, 2018. The vessel pools in which the Company’s vessels operate provide cost-effective commercial management services for a group of similar class vessels. The pool arrangements provide the benefits of a large-scale operation and chartering efficiencies that might not be available to smaller fleets. Under the pool arrangement, voyage related costs, such as the cost of bunkers and port expenses, are borne by the pool and vessel operating costs including crews, maintenance and insurance are typically paid by the owner of the vessel. Since the members of the pool share in the revenue less voyage expenses generated by the entire group of vessels in the pool, and the pool operates in the spot market, the revenue earned by these vessels is subject to the fluctuations of the spot market. The Company recognizes revenue from these pool arrangements based on its portion of the net distributions reported by the relevant pool, which represents the net voyage revenue of the pool after voyage expenses and certain pool manager fees.

Vessel Expenses — Vessel expenses include crew wages and associated costs, the cost of insurance premiums, expenses relating to repairs and maintenance, lubricants and spare parts, technical management fees and other miscellaneous expenses. Vessel expenses are recognized when incurred.

Management Fees — Management fees consist of fees paid to a charterer that commercially manages certain vessels and fees paid to the pools in which the Company’s vessels operate.

Fair Value Measurements — Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. When establishing fair value, a three-tier hierarchy for inputs is used, which prioritizes the inputs used in the valuation methodologies. Fair value is a measurement for certain financial instruments and nonfinancial assets and nonfinancial liabilities. For nonfinancial assets, including fixed assets, fair value is recorded or required to be disclosed in a period in which an impairment occurs.

Fair Value of Financial Instruments — The estimated fair value of the Company’s financial instruments, such as cash equivalents, due from charterers, and accounts payable and accrued expenses approximate their individual carrying amounts as of December 31, 2018 and March 31, 2018, due to their short-term maturity or the variable-rate nature of the respective borrowings under the credit facilities. Derivative assets and liabilities are carried on the balance sheets at fair value.

Derivatives — Interest Rate Risk Management — The Company is exposed to interest rate risk through its variable rate credit facilities. The Company uses interest rate swaps, under which the Company pays a fixed rate in exchange for receiving a variable rate, to achieve a fixed rate of interest on the hedged portion of the debt in order to increase the ability to forecast interest expense. The objective of these swaps is to help to protect the Company against changes in borrowing rates on the current credit facilities and any replacement floating rate Eurodollar credit facility. Upon execution of the swaps, the Company designated the swaps as cash flow hedges of benchmark interest rate risk under ASC 815, Derivatives and Hedging, and has established effectiveness testing and measurement processes. Changes in the fair value of the interest rate swaps are recorded as assets or liabilities, and effective unrealized gains or losses are captured in a component of accumulated other comprehensive income or loss until reclassified to interest expense when the hedged variable rate interest expenses are incurred. The ineffective portion, if any, of the change in fair value of the interest rate swap agreements is required to be recognized in earnings. The Company elected to classify settlement payments as operating activities within the statement of cash flows.

At December 31, 2018 and March 31, 2018, no gains or losses due to ineffectiveness have been recorded in earnings relative to interest rate swaps entered into by the Company that qualify as hedges.

Comprehensive (Loss) Income — The Company follows ASC 220‑10, Comprehensive Income, which establishes standards for reporting and displaying comprehensive income and its components in financial statements. Comprehensive income is comprised of net income and amounts related to the Company’s interest rate swaps accounted for as cash flow hedges. These other comprehensive income items are discussed further in Note 9.

Time Charter Contracts Acquired — The Company follows the provisions of ASC 350‑20‑35, Intangibles-Goodwill and Other. Goodwill and indefinite lived intangible assets and liabilities acquired in a business combination are not amortized but are reviewed for impairment annually or more frequently if impairment indicators arise. Intangible assets with estimable useful lives are amortized over their estimated useful lives.

The Company’s intangible assets consist of charter-in contracts acquired as part of its purchase of 30 vessel-owning companies during the year ended March 31, 2012. Upon the completion of this acquisition, certain time charter contracts with a contractual rate in excess of the fair market charter rate were recorded as an asset on the consolidated balance sheets. The asset is amortized as a net reduction of time charter revenues over the remaining term of such charters. For the nine months ended December 31, 2018 and the years ended March 31, 2018 and 2017, amortization of time charter contracts was $180,913,  $240,120 and $1,825,117, respectively.

Unit Compensation — The Company follows ASC 718, Compensation — Stock Compensation, for the expensing of stock options and other share-based payments. This topic requires that stock-based compensation transactions be accounted for using a fair-value-based method. To determine the fair value of the unit awards at March 31, 2012, the Company primarily used the discounted cash flow approach. Prior to this date, as the Company had no operations, the adjusted net assets method was used to determine the fair value of unit awards. See Note 14.

Concentrations of Credit Risk — The Company’s Cash and cash equivalents and Due from charterers may be subject to concentrations of credit risk. The Company deposits a significant portion of its cash and cash equivalents with three financial institutions. None of the Company’s cash and cash equivalent balances maintained at these three financial institutions are covered by insurance in the event of default by either of these banks. The Company’s cash and cash equivalent balances maintained at FDIC-insured institutions exceed the FDIC insured limits. The Company monitors the creditworthiness of these banks regularly.

With respect to Due from charterers, the Company limits its credit risk by performing ongoing credit evaluations and, when deemed necessary, requires letters of credit, guarantees or collateral. For the nine months ended December 31, 2018, the Company earned 13.9% its revenue from one charterer. For the year ended March 31, 2018, the Company earned 12.3% and 21.0% of its revenue from two of the pools in which the Company’s vessels operated during the year. For the year ended March 31, 2017, the Company earned 24.9% and 17.1% of its revenue from two of the pools in which the Company’s vessels operated during the year.

Income Taxes — The Company is a Cayman Islands limited partnership, which is tax exempt. The members of the partnership would be liable for taxes, if any. Substantially all of the activities of the Company and its subsidiaries relate to the operation of vessels in international commerce. Pursuant to various treaties and Section 883 of the U.S. Internal Revenue Code of 1986, management believes that the income of such companies attributable to such operations is exempt from U.S. income tax. Management believes that Section 883 applies to the income of the Company and its subsidiaries, in part, because the countries of incorporation of such companies, which include the Cayman Islands, the Marshall Islands and Liberia, have been officially recognized by the Internal Revenue Service as currently providing a tax exemption to U.S. companies equivalent to Section 883. In addition, management believes that such income is similarly exempt from state and local income taxation. Pursuant to various bilateral agreements that grant reciprocal exemptions, management also believes that the income of such companies from shipping operations is not subject to foreign income taxes. Based on the foregoing, management believes that no provision for income taxes is required. Income from the management company is subject to income taxation, which was not significant.

Recent Accounting Pronouncements

New accounting standard adopted — In October 2016, the FASB issued ASU No. 2016‑17 “Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control” (“ASU 2016‑17”), which amends the variable interest entity (“VIE”) guidance within Topic 810. ASU 2016‑17 does not change the two required characteristics for a single decision maker to be the primary beneficiary, which are power and economics, but it revised one aspect of the related analysis. ASU 2016‑17 changes how a single decision maker of a VIE treats indirect variable interest held through related parties that are under common control when determining whether it is the primary beneficiary of that VIE. ASU 2016‑17 requires consideration of such indirect interests on a proportionate basis instead of being the equivalent of direct interests in their entity, thereby making consolidation less likely. For nonpublic entities, ASU 2016‑17 is effective for annual reporting periods beginning after December 15, 2016, and interim reporting periods within annual reporting periods beginning after December 15, 2017, allowing for earlier adoption as permitted in the ASUs. The Company adopted ASU 2016‑17 during the nine months ended December 31, 2018; this adoption had no impact on the consolidated financial statements.

New accounting standards to be implemented — In May 2014, the FASB issued ASU No. 2014‑09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014‑09”), which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014‑09 defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. For nonpublic entities, ASU 2014‑09 is effective for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019, allowing for earlier adoption as permitted in the ASU, and ASU 2014‑09 shall be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Company adopted

ASU 2014‑09 on January 1, 2019, (the “Adoption Date”). In May 2016, the FASB issued ASU No. 2016‑12, Revenue from Contracts with Customers. This update provides further guidance on applying collectability criterion to assess whether the contract is valid and represents a substantive transaction on the basis whether a customer has the ability and intention to pay the promised consideration. The requirements of this standard include an increase in required disclosures. Management has assembled an internal project team and is currently analyzing contracts with customers covering the significant streams of the Company’s annual revenues under the provisions of the new standard as well as changes necessary to information technology systems, processes and internal controls to capture new data and address changes in financial reporting. Management will apply the modified retrospective transition method and will recognize the cumulative effect of adopting this standard as an adjustment to the opening balance of retained earnings as of the Adoption Date. Prior periods will not be retrospectively adjusted. The Company continues to make progress in its implementation and assessment of the new revenue standard. While the assessment is still ongoing, based on the progress made to date, the Company expects that the timing of recognition of revenue for certain ongoing charter contracts will be impacted as well as the timing of recognition of certain voyage related costs. While the assessment of certain effects of the adoption of the ASU 2014‑09 are ongoing, the timing of recognition will primarily impact spot voyage charters. Under ASU 2014‑09, revenue will be recognized from when the vessel arrives at the load port until the completion of discharge at the discharge port instead of recognizing revenue from the discharge of the previous voyage provided an agreed non-cancellable charter between the Company and the charterer is in existence, the charter rate is fixed and determinable, and collectability is reasonably assured. The financial impact of adoption will depend on the number of spot voyages and time charter arrangements as well as their percentage of completion at the adoption date. The Company expects that the adoption of ASU 2014‑09 will result in an increase in the opening Accumulated Deficit balance as of the Adoption Date in the Consolidated Balance Sheet of approximately $2.5 million to $3.0 million as a result of the adjustment of Revenue and Voyage expenses. The above estimate could potentially change upon further evaluation. Additionally, the Company is currently evaluating the adjustment, if any, to other expenses such as Vessel expenses in the Consolidated Statement of Operations and the additional presentation and disclosure requirements of ASU 2014‑09 on the consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016‑01, “Financial Instruments — Overall (Subtopic 825‑10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016‑01”). The standard addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. For nonpublic entities, ASU 2016‑01 is effective for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019, allowing for earlier adoption as permitted in the ASU. The Company is currently evaluating the potential impact of this pronouncement on the consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016‑02, “Leases (Topic 842)” (“ASU 2016‑02”), which establishes a comprehensive new lease accounting model. ASU 2016‑02 clarifies the definition of a lease, requires a dual approach to lease classification similar to current lease classifications, and causes lessees to recognize leases on the balance sheet as a lease liability with a corresponding right-of-use asset for leases with a lease term of more than twelve months. For nonpublic entities, ASU 2016‑02 is effective for annual periods beginning after December 15, 2019, and interim reporting periods within annual reporting periods beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the potential impact of this pronouncement on the consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017‑01, “Business Combinations (Topic 805): Clarifying the Definition of a Business” (“ASU 2017‑01”). The objective of ASU 2017‑01 is to provide guidance to entities when evaluating whether a transaction should be accounted for as an acquisition or disposal of a business. An entity first determines whether substantially all of the fair value of gross assets acquired is concentrated in a single identifiable asset, or a group of similar identifiable assets. If this threshold is met, the assets acquired would not represent a business, and no further assessment is required. If the initial screen is not met, ASU 2017‑01 requires that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to produce output and removes the evaluation of whether a market participant could replace the missing elements. For nonpublic entities, ASU 2017‑01 is effective for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019, allowing for earlier adoption as permitted in the ASUs, and shall be applied prospectively. The Company does not expect the impact of ASU 2017‑01 to have an impact on its consolidated financial statements.